Consolidated Statement of Cashflows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (1,131,809)	$ (1,932,665)
Adjustments for:
Loss on disposal of fixed asset	5,234
Impairment of intangible asset	9,171
Unrealized loss on investment	15,349
Amortization of intangible asset	273,549	271,848
Depreciation	9,746	2,103
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	55,866	(133,950)
Increase in accrued interest	12,262
Increase (decrease) in accounts payable	246,409	(351,653)
Net cash used in operating activities	(504,223)	(1,801,452)
Cash flows from investing activities
Proceeds from repayments on advances receivable	6,557
Purchase of fixed assets	(1,804)	(76,708)
Purchase of intangible assets	(551,454)	(20,573)
Purchase of investments		(76,908)
Net cash used in investing activities	(546,701)	(174,189)
Cash flows from financing activities
Proceeds from loans payable		55,602
Repayment of loans payable	(10,294)
Repayment of loans payable - related parties	(18,040)
Proceeds from loans payable - related parties	297,006
Purchase of Special 2019 Series A preferred share as treasury stock		(60,000)
Proceeds from issuance of pre-merger common stock	239,635	2,066,805
Proceeds from issuance of convertible notes	403,880
Net cash provided by financing activities	912,187	2,062,407
Effects of exchange rate changes on cash	(59,872)	304,916
Net Change in Cash	(198,609)	110,192
Cash - Beginning of Period	295,211	185,019
Cash - End of Period	96,602	295,211
Supplemental information:
Cash paid for interest	31,080	513
Cash paid for taxes
Non-cash investing and financing activities
Common stock issued for conversion of debt	$ 403,880	$ 632,136